Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information [Abstract]
Segment reporting information

2012	Banking	Data Processing	Other	Total Segments	Intersegment Elimination	Consolidated Totals
($ in thousands) Income Statement information:

Net interest income (expense)	$22,760	$(114)	$(1,881)	$20,765	$(33)	$20,732
Other revenue - external customers	12,427	2,294	19	14,740	-	14,740
Other revenue - other segments	289	1,537	245	2,071	(1,966)	105
Net interest income and other revenue	35,476	3,717	(1,617)	37,576	(1,999)	35,577
Non-interest expense	24,974	3,345	1,270	29,589	(2,104)	27,484
Significant noncash items:
Depreciation and amortization	942	280	10	1,232	-	1,232
Fixed asset and software impairment	65	-		65	-	65
Provision for loan losses	1,350	-	-	1,350	-	1,350
Income tax expense (benefit)	2,719	198	(988)	1,929	-	1,929
Segment profit (loss)	$6,434	$384	$1,899	$4,709	$105	$4,814

Balance sheet information:

Total assets	$633,353	$2,250	$75,328	$710,931	$(72,697)	$638,234
Goodwill and intangibles	17,572	-	-	17,572	-	17,572
Premises and equipment expenditures	$1,019	$2	$-	$1,021	$-	$1,021

2011	Banking	Data Processing	Other	Total Segments	Intersegment Elimination	Consolidated Totals
($ in thousands) Income Statement information:

Net interest income (expense)	$22,301	$(305)	$(1,285)	$20,711	$-	$20,711
Other revenue - external customers	10,187	3,332	32	13,551	-	13,551
Other revenue - other segments	301	1,388	146	1,834	(1,528)	306
Net interest income and other revenue	32,789	4,415	(1,107)	36,096	(1,528)	34,568
Non-interest expense	24,172	6,335	1,580	32,087	(1,834)	30,253
Significant noncash items:
Depreciation and amortization	870	903	10	1,783	-	1,783
Fixed asset and software impairment	-	609	-	609	-	609
Goodwillimpairment	-	381	-	381	-	381
Provision for loan losses	1,994	-	-	1,994	-	1,994
Income taxexpense (benefit)	1,824	(523)	(642)	658	-	658
Segment profit (loss)	$4,799	$(1,397)	$(2,045)	$1,358	$306	$1,664

Balance sheet information:

Total assets	$623,501	$3,577	$73,208	$700,286	$(71,622)	$628,664
Goodwill and intangibles	18,202	-	-	18,202	-	18,202
Premises and equipment expenditures	$560	$107	$13	$680	$-	$680